Disposition and Discontinued Operations (Details 2) In Thousands, unless otherwise specified	12 Months Ended	2 Months Ended
	Dec. 31, 2010 CNY	Jun. 30, 2011 Pwf [Member] Assets Held-For-Sale [Member] USD ($)	Jun. 30, 2011 Pwf [Member] Assets Held-For-Sale [Member] CNY
Revenue from discontinued operations		$ 4,746	30,676
Pretax loss		(21)	(135)
Loss from discontinued operations	20,300	$ (441)	(2,852)